Operations in hydrocarbon consortiums	12 Months Ended
Dec. 31, 2024
TextBlock [Abstract]
Operations in hydrocarbon consortiums
Note 29. Operations in hydrocarbon consortiums
29.1 General considerations
Hydrocarbon areas are operated by granting exploration permits or exploitation concessions by the federal or provincial government based on the free availability of hydrocarbons produced.

29.2 Oil and gas areas and interests in joint operations
As of December 31, 2024, 2023 and 2022, the Company, through its subsidiaries, is the owner and part of the joint operations and consortia for oil and gas exploration and production, as shown below:
29.2.1 Bajada del Palo Oeste and Bajada del Palo Este areas
On December 21, 2018, through Decree No. 2,357/18, the Province of Neuquén approved the division and conversion of the operating concession in Bajada del Palo; in two unconventional hydrocarbon operating concessions (“CENCH” by Spanish acronym)
so-called
Bajada del Palo Este and Bajada del Palo Oeste for 35 years, including the payment of 12% royalties for the new production of unconventional formations. This decree replaces the conventional operating concession initially granted and determines the term of the concessions until December 21, 2053.
In turn, Vista Argentina paid the following items to the Province of Neuquén: (i) an exploitation bonus for 1,168; (ii) an infrastructure bonus for about 2,796; and (iii) 3,935 as corporate social responsibility. Vista Argentina also paid 1,102 as stamp tax and committed to a major reserve development and exploration plan in the area.
The Company entered into certain agreements with Trafigura over the Bajada del Palo Oeste area, maintains the operation in Bajada del Palo Oeste and owns 100% in CENCH, as described below:
29.2.1.1 Farmout agreement I
On June 28, 2021, Vista Argentina entered into a farmout agreement with Trafigura (“farmout agreement I”), whereby it undertook to develop, initially, 5 pads made up of 4 wells each in Bajada del Palo Oeste area. Moreover, Trafigura may hold interests in up to 2 additional pads under the same terms and conditions. As of the date of theses consolidated financial statement, all committed pads were put into production.
By virtue of the farmout agreement, a joint venture was established and Trafigura was entitled to contractual rights for 20% of hydrocarbon output in the pads under the agreement and bear 20% of investment costs, as well as royalties, direct taxes, and remainder operating and midstream costs.
As part of the farmout agreement, Trafigura agreed to pay to Vista Argentina 25,000 as follows: (i) a 5,000 down payment; and (ii) 4 payments of 5,000 for each pad, which should be paid upon commencement of hydrocarbon production in each pad included in the farmout agreement I.
As of the date of these consolidated financial statements, VISTA and Trafigura signed an agreement whereby as of January 1, 2025, the Company will have the rights to 100% of the production of the pads related to the agreement (Note 1.2.2).
29.2.1.2 Farmout agreement II
On October 11, 2022, Vista Argentina entered into a farmout agreement II with Trafigura, whereby it undertook to develop 3 pads in Bajada del Palo Oeste area. Trafigura was entitled to contractual rights for 25% of hydrocarbon output in the pads under the agreement and bear 25% of investment costs, as well as royalties, direct taxes, and remainder operating and midstream costs. As of the date of theses consolidated financial statement, all committed pads were put into production.
As part of the farmout agreement II, Trafigura agreed to pay to Vista Argentina 20,400 as follows: (i) 3 payments of 6,800 for each pad, which should be paid upon commencement of hydrocarbon production in each pad included in the farmout agreement II.
As of the date of these consolidated financial statements, VISTA and Trafigura signed an agreement whereby as of January 1, 2025, the Company will have the rights to 100% of the production of the pads related to the agreement (Note 1.2.2).

29.2.2 Coirón Amargo Norte
Originally, the Joint operating agreement (“JOA”) Coirón Amargo owned an area located in the Province of Neuquén made up of an operating concession (“Coirón Amargo Norte”) and an evaluation lot (“Coirón Amargo Sur”) due in 2036 and 2017, respectively.
On July 11, 2016, the partners of UT Coirón Amargo signed agreements to assign their interests whereby the area was divided in 3 independent lots: Coirón Amargo Norte (“CAN”), Coirón Amargo Suroeste (“CASO”) which was assigned to Shell on April 1, 2021, and Coirón Amargo Sur Este (“CASE”).
CAN was made up of APCO Oil & Gas S.A.U. (“APCO SAU”, currently Vista Argentina), Madalena Energy Argentina S.R.L. (“Madalena”) and Gas y Petróleo del Neuquén S.A. (“G&P”) with 55%, 35% and 10%, respectively. Vista Argentina is the operator as from the date and the concession expires in 2036.
According to the Operating Committee’ minutes of December 28, 2017, the carry agreement was signed; thus, the contributions made and to be made will be recognized as higher assets or expenses, as the case may be, in terms of the amounts actually disbursed by them, regardless of contractual equity interests.
As from that date and until June 2020, Vista Argentina recognized its 61.11% interest in this joint operation, which is made up of its 55% contractual equity interest plus the 6.11% incremental portion acquired from G&P.
On July 7, 2020, due to the default in payment by partner Madalena and in agreement with Coirón Amargo Norte JOA, Vista Argentina, together with its partner G&P decided to remove Madalena from the agreement by subscribing addendum VIII to the venture agreement for the exploration and exploitation of CAN.
Ministry of Energy and Natural Resources Resolution No. 71/20 approved addendum VIII to the venture agreement and Decree No. 1,292/2020 of November 6, 2020, ratified such approval retroactively. Consequently, the Company, through its subsidiary Vista Argentina, increased its interest in the aforementioned JOA from 55% to 84.62% for no consideration.
As from that date, and maintaining the abovementioned carry system, the Company recognizes all its interests in this joint operation in its consolidated financial statements.
29.2.3 Águila Mora
On August 22, 2018, APCO SAU signed an assignment agreement (the “Águila Mora swap agreement”) whereby:
(i) Vista Argentina assigned to O&G Development Ltd S.A (
currently
“Shell”) a 35% nonoperated working interest in CASO’s oil & gas properties;
(ii)
Shell
assigned to Vista Argentina a 90% operated working interest in Águila Mora’s oil and gas properties, plus a contribution up to 10,000 to refurbish its existing water infrastructure to benefit Shell and Vista Argentina operations.
Águila Mora swap agreement obtained the approvals from the Province of Neuquén on November 22, 2018. Therefore, as from that date, the Company acquired a 90% working interest in Águila Mora’s oil and gas properties, becoming the operator.
Through Decree No. 2,597/19 granted by the Province of Neuquén whereby G&P was granted the unconventional operating concession of Águila Mora area for 35 years, expiring on November 29, 2054.
Vista Argentina maintains for such area a carry agreement for the interest in G&P and includes all its interests in this joint operation in the consolidated financial statements.

29.2.4. Acambuco
The Company has a 1.5% working interest in operating concession Acambuco, located in the Northwest basin, Province of Salta. The operating concession operator is Pan American Energy LLC (Sucursal Argentina) with a 52% working interest. The remainder partners are YPF S.A., Shell, and Northwest Argentina Corporation with an equity of 22.5%, 22.5% and 1.5%, respectively.
The operating concession Acambuco includes two operating plots:
(i) San Pedrito, which was declared to be marketable on February 14, 2001, and expires in 2036; and
(i) Macueta, which was declared to be marketable on February 16, 2005, and expires in 2040.
29.2.5 Aguada Federal and Bandurria Norte
On September 16, 2021, the Company, through its subsidiary Vista Holding I, acquired 100% of the shares directly and indirectly held in AFBN; the owner of the 50% nonoperated interest in the nonoperated concession of Aguada Federal and Bandurria Norte granted by the Province of Neuquén that expires in 2050. The concession was operated by Wintershall, the owner of the remainder 50%.
Under the transaction terms, Vista made no advance payments, but assumed the carry related to 50% of all investments to develop the acquired areas. This transaction was recognized as an asset acquisition, according with the accounting policies including in Note 3.1.3.
On January 17, 2022, the Company, through its subsidiary Vista Argentina, acquired the remainder 50% of the interest operated in Aguada Federal and Bandurria Norte concessions from Wintershall; the Company became the area operator with con the 100% interest.
Under the second transaction terms, the Company paid a total amount of 140,000, of which 90,000 was paid on the date of the transaction, and the remaining 50,000, in 8 equal quarterly instalments starting on April 2022. During the year ended December 31, 2023, Vista paid 25,000.
As result of this transaction, Vista recognized an addition of 68,743 in “Property, plant and equipment”.
On September 14, 2022, the Province of Neuquén issued Presidential Decrees No. 1,851/22 and No. 1,852/22 approving the assignment by Wintershall to Vista Argentina of the mentioned assets.
Al of the date of theses consolidated financial statements, the Companies’ directors decided to merge by absorption of AFBN, with Vista Argentina, which will become the owner of 100% of the mentioned areas. This merger will become effective as from January 1, 2025 (Note 2.3.1).
29.3 Summarized financial information on the operated and nonoperated join operations
Below is the summarized financial information on the operated and nonoperated joint operations involving the Company, which assets, liabilities, revenue and expenses are not fully consolidated in the Company’s financial statements.
The summarized financial information disclosed below represents the amounts under IFRS of the related interest:

	As of December 31, 2024	As of December 31, 2023
Assets
Noncurrent assets	290,683	344,411
Current assets	402	878

Liabilities
Noncurrent liabilities	2,428	1,801
Current liabilities	6,483	11,860

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Operating costs	(2,081)	(1,687)	(943)
Depreciation, depletion and amortization	(62,751)	(78,860)	(43,139)
General and administrative expenses	(227)	(846)	(568)
Other operating income and expenses	—	—	2
Impairment of long -lived assets	—	(1,679)	—
Financial results, net	(118)	1,561	2,484

Total	(65,177)	(81,511)	(42,164)

29.4 Investment commitment
As of December 31, 2024, the Company has the following main commitments pending execution:
A-
Argentina
(i) In the area of Entre Lomas (Province of Río Negro) drill and complete 4 development wells for an estimate cost of 10,520; intervene 21 wells with workover, and abandon 2 wells for an estimated cost of 7,000; adjust existing and new facilities for an estimated cost of 3,117; and
(ii) In the areas of 25 de Mayo – Medanito S.E. and Jagüel de los Machos (Province of Río Negro) drill and complete 5 development wells for an estimated cost of 7,685; intervene 23 wells with workover and abandon 19 wells for an estimated cost of 9,951; and adjust new and existing facilities for an estimated cost of 1,432.
All of commitment mentioned above are subject to the conventional asset assignment agreement mentioned in Note 3.2.7, which establishes that investment commitments will be fully assumed by Aconcagua, as the area operator and the extension of the concessions mentioned in Note 28.5.
B-
Mexico
The Company has no commitments as of the date of the consolidated financial statements.